S-K 1603(a)(7) Direct and Indirect Material Interest Holders - Direct or Indirect Material Interest Holder Gundlach [Member]	Oct. 15, 2025
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	BM2 is the managing member of our sponsor, and MC Advisory L.L.C-FZ, an entity formed in Dubai (of which Michel Combes, one of our Co-Founders, is the manager), and Mr. Gundlach, our Chief Executive Officer, are the managing members of BM2 and control the management of our sponsor, including the exercise of voting and investment discretion over the securities of our company held by our sponsor.
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Mr. Gundlach